Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Reach Media Group Holdings, Inc. (USD $)	Jun. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 30, 2010	Apr. 08, 2013 Reach Media Group Holdings, Inc. [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Reach Media Group Holdings, Inc. [Line Items]
Tangible Assets							$ 6,440,019
Intangible Assets							18,475,000
Goodwill	31,037,564	10,972,547	0	10,969,148	10,876,018	10,797,649	9,826,403
Liabilities							(7,229,412)
Total Purchase Price							$ 27,512,010